Significant Accounting Policies and Recently Issued Accounting Standards - Property and Equipment Estimated Useful Life (Detail)	12 Months Ended
Dec. 31, 2016
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	40 years
Hotel equipment, automobiles, furniture, and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years
Hotel equipment, automobiles, furniture, and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Shorter of the lease term or the estimated useful life